(8) Preferred Stock	9 Months Ended
Jun. 30, 2013
Notes
(16) Preferred Stock

(16)         PREFERRED STOCK

The Company is authorized to issue up to 20,000,000 shares of preferred stock, $0.0001 par value per share. The Company's Board of Directors has the authority to amend the Company's Articles of Incorporation, without further shareholder approval, to designate and determine, in whole or in part, the preferences, limitations and relative rights of the preferred stock before any issuance of the preferred stock and to create one or more series of preferred stock.

Series D Convertible Preferred Stock

On July 27, 2011, the Company amended its Articles of Incorporation and increased the total designated shares of Series D Preferred stock from 70,000 to 85,000 shares. During the nine months ended June 30, 2013, the Company did not issue any Series D Preferred stock.

Dividends

The Series D Preferred stock is entitled to dividends at the rate equal to 8 percent per annum calculated on the purchase amount actually paid for the shares or amount of debt converted.  The dividend is payable in cash or shares of common stock at the sole discretion of the Board of Directors. If a dividend is paid in shares of common stock of the Company, the number of shares to be issued is based on the average per share market price of the common stock for the 14-day period immediately preceding the applicable accrual date (i.e., March 31, June 30, September 30, or December 31, as the case may be).  Dividends are payable quarterly, no later than 30 days following the end of the accrual period.  During the nine months ended June 30, 2013, the Company issued 181,033 shares of common stock to pay $1,654,673 of accrued dividends on the Series D Preferred stock earned.  Subsequent to June 30, 2013, the Company issued 799 shares of common stock to pay $9,325 of accrued dividends on Series D Preferred stock earned during the three months ended June 30, 2013.

Convertibility

Each share of Series D Preferred stock may be converted into 30 shares of common stock, commencing after ninety days from the date of issue.

In February 2013, and as a condition to a loan agreement, the Company conducted an exchange offer (“Exchange Offer”) of Series D Preferred stock in order to simplify the capitalization structure. The Exchange Offer was conditioned upon at least 90 percent of the cumulative original issue price paid for all of the issued and outstanding shares of Series D Preferred stock. The shareholders were entitled to exchange their shares of Series D Preferred at a premium over the current conversion rate of 30 shares of common stock per Series D Preferred share as follows:  15 shares for each $1,000 of original price paid, 10 shares for each $676 of original price paid, and 8 shares for each $500 of original price paid. Under the Exchange Offer, 46,095 shares of Series D Preferred stock converted into 1,828,283 shares of common stock.

During the nine months ended June 30, 2013, a total of 48,295 shares of Series D Preferred stock (including shares exchanged for common stock in the Exchange Offer) were converted into 1,894,283 shares of common stock.  As of June 30, 2013 and September 30, 2012, there were 468 and 48,763 Series D Preferred shares outstanding, respectively.

Voting Rights and Liquidation Preference

The holders of the Series D Preferred stock may vote their shares on an as-converted basis on any issue presented for a vote of the shareholders, including the election of directors and the approval of certain transactions such as a merger or other business combination of the Company.  For the periods ended June 30, 2013 and September 30, 2012, there were 468 and 48,763 shares of Series D Preferred stock outstanding with voting rights equivalent to 14,040 and 1,462,890 shares of common stock, respectively.

Additionally, the holders are entitled to a liquidation preference equal to their original investment amount. In the event of the liquidation, dissolution or winding up of the affairs of the Company (including in connection with a permitted sale of all or substantially all of the Company’s assets), whether voluntary or involuntary, the holders of shares of Series D Preferred stock then outstanding will be entitled to receive, out of the assets of the Company available for distribution to its shareholders, an amount per share equal to original issue price, as adjusted to reflect any stock split, stock dividend, combination, recapitalization and the like with respect to the Series D Preferred stock.

Series D Preferred Stock Purchase Warrants

As of June 30, 2013 and September 30, 2012, the Company had warrants outstanding for the purchase of 5,400 shares of Series D Preferred stock at an exercise price of $16.67 per share. The warrants were issued in connection with a subscription to purchase Series D Preferred stock which expire beginning in November 2013 and ending July 2016.

Scenario, Previously Reported
Notes
(16) Preferred Stock

(8)           Preferred Stock

The Company is authorized to issue up to 20,000,000 shares of preferred stock, $0.0001 par value per share. The Company's Board of Directors has the authority to amend the Company's Articles of Incorporation, without further shareholder approval, to designate and determine, in whole or in part, the preferences, limitations and relative rights of the preferred stock before any issuance of the preferred stock and to create one or more series of preferred stock.

Series D Convertible Preferred Stock

In July 2011, the Company designated 85,000 shares of preferred stock as Series D Convertible Preferred stock, $0.0001 par value per share (“Series D Preferred stock”).

During the fiscal year ended September 30, 2011, the Company issued 26,037 shares of Series D Preferred stock under securities purchase agreements for $10,344,600 in net cash proceeds, 4,669 shares in consideration for the conversion of $2,334,632 of debt, accrued liabilities and interest, 280 shares in consideration of shareholder forbearance agreements valued at $140,000, and 25 shares to members of the Company’s Board of Directors for fees.  In addition, the issuance of 100 shares was cancelled in connection with a rescinded subscription receivable, 987 shares were issued for prepaid commissions valued at $493,500, and 275 shares valued at $137,500 were issued as payment for services rendered to the Company.

During the fiscal year ended September 30, 2012, the Company issued 4,008 shares of Series D Preferred stock under securities purchase agreements for $2,004,000 in net cash proceeds.  As of September 30, 2012 and 2011, there were 48,763 and 44,845 Series D Preferred shares outstanding, respectively.

Dividends

The Series D Preferred stock is entitled to dividends at the rate equal to 8 percent per annum calculated on the purchase amount actually paid for the shares or amount of debt converted.  The dividend is payable in cash or shares of common stock at the sole discretion of the Board of Directors. If a dividend is paid in shares of common stock of the Company, the number of shares to be issued is based on the average per share market price of the common stock for the 14-day period immediately preceding the applicable accrual date (i.e., March 31, June 30, September 30, or December 31, as the case may be).  Dividends are payable quarterly, no later than 30 days following the end of the accrual period.

During the fiscal year ended September 30, 2012, the Company issued 42,137,711 shares of common stock to pay $2,391,568 of accrued dividends on the Series D Preferred stock earned for the twelve months between July 1, 2011 and June 30, 2012. Subsequent to September 30, 2012, the Company issued 20,760,551 shares of common stock to pay $630,528 of accrued dividends on Series D Preferred stock earned during the three months ended September 30, 2012.

During the fiscal year ended September 30, 2011, the Company issued 21,307,067 shares of common stock to pay $2,043,309 of accrued dividends on the Series D Preferred stock earned for the twelve months between July 1, 2010 and June 30, 2011.

Convertibility

Each share of Series D Preferred stock may be converted into 6,000 shares of common stock, commencing after ninety days from the date of issue.  During the fiscal years ended September 30, 2012 and 2011, 90 and 22,735 shares of Series D Preferred stock were converted into 540,000 and 136,410,000 shares of common stock, respectively.

Voting Rights and Liquidation Preference

The holders of the Series D Preferred stock may vote their shares on an as-converted basis on any issue presented for a vote of the shareholders, including the election of directors and the approval of certain transactions such as a merger or other business combination of the Company.  As of September 30, 2012 and 2011, there were 48,763 and 44,845 shares of Series D Preferred stock outstanding, respectively. Additionally, the holders are entitled to a liquidation preference equal to their original investment amount.

In the event of the liquidation, dissolution or winding up of the affairs of the Company (including in connection with a permitted sale of all or substantially all of the Company’s assets), whether voluntary or involuntary, the holders of shares of Series D Preferred Stock then outstanding will be entitled to receive, out of the assets of the Company available for distribution to its shareholders, an amount per share equal to original issue price, as adjusted to reflect any stock split, stock dividend, combination, recapitalization and the like with respect to the Series D Preferred Stock.

Series D Preferred Stock Warrants

During the fiscal year ended September 30, 2011, the Company issued and fully vested warrants to purchase a total of 1,400 Series D Preferred stock at an exercise price of $500 per share.  The warrants were valued using the Black-Scholes option-pricing model as if the shares were converted into common stock.  The related value associated with these four-year warrants was $475,340 based upon the following inputs:  volatility of 108.05 percent, risk-free rate of 0.50 percent, exercise price of $0.0833, and market price on grant date of $0.09.  The warrants were issued in connection with a subscription to purchase Series D Preferred stock.

As of September 30, 2012, 5,400 warrants to purchase Series D Preferred stock at an exercise price of $500 per share were issued and outstanding.

SecureAlert Monitoring, Inc. Series A Preferred Shares

During the fiscal year ended September 30, 2007, and pursuant to Board of Directors approval, the Company amended the articles of incorporation of its subsidiary, SecureAlert Monitoring, Inc. (“SMI”) to designate  3,590,000 shares of preferred stock designated as Series A Convertible Redeemable Non-Voting Preferred stock (“SMI Series A Preferred stock”).

On March 24, 2008, SMI redeemed all outstanding shares of SMI Series A. The former SMI Series A shareholders were entitled to receive quarterly contingent payments through March 23, 2011, based on a rate of $1.54 per day times the number of parolee contracts calculated in days during the quarter, payable in either cash or common stock at the Company’s option. The Company was required to make quarterly adjustments as necessary to reflect the difference between the estimated and actual contingency payments to the former SMI Series A shareholders. During the fiscal years ended September 30, 2012 and 2011, the Company recorded income of $0 and $16,683, respectively, to reflect the change between the estimated and actual contingency payments.  The Company no longer has any obligation for contingent or other payments to the former holders of the SMI Series A.